ACCOUNTS RECEIVABLE, NET - Changes in ADA (Details) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the PCLD for customer electricity accounts
Beginning balance	R$ 1,688,795	R$ 1,895,666	R$ 1,719,648
(+) IFRS 9 Adoption	79,823
(+) Constitution	1,776,727	782,289	657,952
(-) Reversals	(602,444)	(261,920)	(337,719)
(-) Disposal	(178,213)	(326,906)	(144,215)
( - ) Classification - Held for Sale	(1,062,959)	(400,334)
Ending balance	R$ 1,701,729	R$ 1,688,795	R$ 1,895,666